Acquisitions, Investments and Disposals - Schedule of Carrying Value of Noncontrolling Interest (Details) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 09, 2026	Mar. 31, 2026	Dec. 31, 2025
Schedule of Carrying Value of Noncontrolling Interest [Abstract]
Noncontrolling interest			$ 2,885,097
Loss attributable to noncontrolling interest	$ (174,549)	$ (1,953,772)	$ (756,776)
Noncontrolling interest	$ 1,953,772